Subsequent Event (Details Narrative) - USD ($) $ in Millions				3 Months Ended
	May 03, 2024	Apr. 16, 2024	May 15, 2023	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from sale of subsidiary					$ 6.5
Non-cash imairment charge					$ 1.4
Common stock shares issued					28,369,066	19,708,184
Common stock shares outstanding					28,369,066	19,708,184
FG Group Holdings Inc [Member]
Subsequent Event [Line Items]
Non-cash imairment charge					$ 1.4
Common stock shares issued						22,503,000	22,264,000
Common stock shares outstanding						19,709,000	19,470,000
Strong Global Entertainment Inc [Member]
Subsequent Event [Line Items]
Issuance of common stock and Landmark warrant, net of costs, shares			5,999,999
Strong Global Entertainment Inc [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued						100	100
Common stock shares outstanding						100	100
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash proceeds from sale				$ 1.3
Private placement	$ 10.0
Issuance of common stock and Landmark warrant, net of costs, shares	338,560
Subsequent Event [Member] | Saltire Holdings Ltd [Member]
Subsequent Event [Line Items]
Common shares percentage	29.60%
Subsequent Event [Member] | Strong or MDI Screen Systems Inc [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	$ 30.0
Subsequent Event [Member] | FGAC Investors LLC [Member]
Subsequent Event [Line Items]
Business acquisition, description	(i) cash, in an amount equal to 25% of the net proceeds of a concurrent private placement, if any (the “Cash Consideration”), (ii) the issuance to the Company of preferred shares (“Preferred Shares”) with an initial preferred share redemption amount of $9.0 million, and (iii) the issuance to the Company of that number of Common Shares equal to (a) the MDI Equity Value minus (x) the Cash Consideration and (y) the Preferred Shares, divided by (b) $10.00.
Subsequent Event [Member] | FG Acquisition Corp [Membe] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued	2,900,000
Subsequent Event [Member] | FG Group Holdings Inc [Member]
Subsequent Event [Line Items]
Proceeds from sale of subsidiary		$ 6.5
Cash proceeds from sale		$ 1.3
Private placement	$ 10.0
Issuance of common stock and Landmark warrant, net of costs, shares	338,560
Subsequent Event [Member] | FG Group Holdings Inc [Member] | Saltire Holdings Ltd [Member]
Subsequent Event [Line Items]
Common shares percentage	29.60%
Subsequent Event [Member] | FG Group Holdings Inc [Member] | Strong or MDI Screen Systems Inc [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	$ 30.0
Subsequent Event [Member] | FG Group Holdings Inc [Member] | FGAC Investors LLC [Member]
Subsequent Event [Line Items]
Business acquisition, description	(i) cash, in an amount equal to 25% of the net proceeds of a concurrent private placement, if any (the “Cash Consideration”), (ii) the issuance to the Company of preferred shares (“Preferred Shares”) with an initial preferred share redemption amount of $9.0 million, and (iii) the issuance to the Company of that number of Common Shares equal to (a) the MDI Equity Value minus (x) the Cash Consideration and (y) the Preferred Shares, divided by (b) $10.00.
Subsequent Event [Member] | FG Group Holdings Inc [Member] | FG Acquisition Corp [Membe] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued	2,900,000
Subsequent Event [Member] | Strong Global Entertainment Inc [Member] | CG Investments VIIInc[Member]
Subsequent Event [Line Items]
Private placement	$ 10.0
Issuance of common stock and Landmark warrant, net of costs, shares	338,560
Common shares percentage	29.60%
Subsequent Event [Member] | Strong Global Entertainment Inc [Member] | FG Acquisition Corp [Membe]
Subsequent Event [Line Items]
Acquisition agreement, description	(i) cash, in an amount equal to 25% of the net proceeds of a concurrent private placement, if any (the “Cash Consideration”), (ii) the issuance to the Company of preferred shares (“Preferred Shares”) with an initial preferred share redemption amount of $9.0 million, and (iii) the issuance to the Company of that number of Common Shares equal to (a) the MDI Equity Value minus (x) the Cash Consideration and (y) the Preferred Shares, divided by (b) $10.00.
Subsequent Event [Member] | Strong Global Entertainment Inc [Member] | FG Acquisition Corp [Membe] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued	2,900,000
Common stock shares outstanding	2,900,000
Subsequent Event [Member] | Strong Global Entertainment Inc [Member] | MDI Acquisition [Member]
Subsequent Event [Line Items]
Premoney valuation adjusted amount	$ 30.0